Subsequent Events (Details) - shares	Nov. 13, 2019	Oct. 04, 2019	Jan. 03, 2019	Apr. 10, 2018
Subsequent Event [Member]
Subsequent Events (Textual)
Subsequent events, description		The Board of Directors of the Company (the "Board") and Ronny Yakov, the Chairman, Chief Executive Officer, President, Secretary and sole Director of the Company and the holder of approximately 64.27% of the Company's outstanding Common Stock as of the Record Date approved the following actions by written consent to approve an amendment to our Certificate of Incorporation, to: (1) effect a reverse stock split of our issued and outstanding Common Stock at a ratio between one-for-twenty and one-for-thirty five, with such final ratio to be determined at the sole discretion of the Board (or its designee or designees) and with such to be effected at such time and date, if at all, as determined by the Board in its sole discretion (provided that it is by October 4, 2020) and (2) indemnify the directors, officers, employees or other agents of the Company to the fullest extent permitted by the Delaware General Corporation Law.
Reverse stock split, description	The Company entered into an agreement with the holder of 265,172 common stock options and on November 25, 2019, the Company entered into an agreement with the holder of 13,334 common stock options (of which 6,667 were held at December 31, 2018), whereby the Company and option holders each agreed that the exercise price pertaining to those options only would not be adjusted for the effects of the Reverse Stock Split.
Mr. Yakov [Member]
Subsequent Events (Textual)
Granted common stock option				6,667
Mr. Yakov [Member] | Common Stock
Subsequent Events (Textual)
Granted common stock option			6,667